INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED NOVEMBER 28, 2022 TO THE PROSPECTUSES
AND THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 25, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco US Large Cap Core ESG ETF (IVLC)
(the “Fund”)
Paul Larson no longer serves as Portfolio Manager of the Fund. Accordingly, all information and references related to Mr. Larson are hereby removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.
Please Retain This Supplement For Future Reference.
IVLC-SUMSTATSAI-SUP 112822